Related Parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Parties

Note 10 – Related Parties

Notes Payable and Accrued Interest – Related Parties

During the period ended June 30, 2022, the Company entered into the following related party transactions:

•	It recognized $125,000 in accrued salary for its Chairman and CEO in addition to the Company amortized $217,723 of previous stock compensation granted to its Chairman and CEO that is being amortized over 82 months;
•	A company with a common director advanced the Company $1,400,000 at 10% on September 1, 2021 for which the Company accrued $70,000 in interest for the year which is included in accounts payable and accrued liabilities. This note is also described in Note 6.
•	The Company paid its CFO $4,500 in fees during the year.

During the period ended June 30, 2023, the Company entered into the following related party transactions:

•	Issued 8,333,333 shares of common stock at $0.05 per share for $416,667 in accrued salary for its Chairman and CEO and in addition the Company amortized $217,723 of previous stock compensation granted to its Chairman and CEO that is being amortized over 82 months;
•	The Company paid $30,000 in salary to its President and COO.
•	The Company accrued $3,500 in fees payable and issued 2,685,180 shares of common stock at $0.05 per share for $134,259 to its Corporate Secretary for services.
•	The Company accrued $9,500 in fees payable to its CFO.
•	A company with a common director advanced the Company $1,400,000 at 10% on September 1, 2021 for which the Company accrued $80,571 ($70,000 in 2022) in interest during the six months ended June 30, 2023 and included in accounts payable and accrued liabilities on the consolidated balance sheet as of June 30, 2023 and December 31, 2022, respectively. This note is also described in Note 6.